Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2018
Commitments and Contingent Liabilities [Abstract]
Commitments and contingent liabilities

Note 12 – Commitments and contingent liabilities

Commitments

The Group leases its headquarters, manufacturing and research and development facility and cars under long-term non-cancelable operating leases, certain of which provide for renewal options.

Rental fees and maintenance expenses for the year 2018 were approximately $1,062,000 (2017: $990,000 2016: $408,000).

Future minimum lease payments for all existing long-term, non-cancelable operating leases, as well as purchase orders and other contractual obligations as of December 31, 2018 are as follows:

Thousand USD
2019	3,368
2020	622
2021	488
2022 and thereafter	1,073
Total	5,551